UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 1999
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Calvert Investment Counsel
                  -----------------------------
Address:          206 Village Square/Cross Keys
                  -----------------------------
                  Baltimore, Maryland  21210
                  -----------------------------

Form 13F File Number:    28-_____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. Kingdon Hurlock, Jr., CFA
         -----------------------------
Title:   Principal
         -----------------------------
Phone:   410-435-3270
         -----------------------------

Signature, Place, and Date of Signing:

     /s/ E. Kingdon Hurlock
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
                                                 -------------

Form 13F Information Table Entry Total:           88
                                                 -------------

Form 13F Information Table Value Total:          $ 151,333,086
                                                 -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE




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                                                     Form 13F INFORMATION TABLE
                                                                       --INVESTMENT DISCRETION--         --VOTING POWER--
    ITEM 1            ITEM 2      ITEM 3         ITEM 4        ITEM 5                   SHARED
                                               MARKET VALUE  SHARES /      SOLE SHARED  OTHER            SOLE   SHARED    NONE
                                               ------------  --------      ---- -----   -----            ----   ------    ----
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)   PAR VALUE     (A)   (B)     (C)   MANAGER   (A)     (B)       (C)
--------------    --------------  ------       ------------  --------      ---  -----   -----  -------   ----   ------    ----



ADC Telecom                       000886101      2,669,354      63,650      X                                              X

AMPM Inc.                         001693100      1,925,471      31,695      X                                              X

AT&T Corp.                        001957109        301,977       6,942      X                                              X

AT&T Liberty Media
     Group CL A                   001957208        946,817      25,375      X                                              X

Abbott Labs                       002824100      2,265,924      61,762      X                                              X

American Express Co.              025816109      5,065,875      37,525      X                                              X

American Intl. Group              026874107        212,390       2,443      X                                              X

Automatic Data                    053015103        840,914      18,844      X                                              X
Processing

BP Amoco PLC                      055622104        245,008       2,211      X                                              X

Bank of New York                  064057102      4,651,226     139,100      X                                              X

Bell Atlantic                     077853109        897,350      13,331      X                                              X

Bell South                        079860102        229,500       5,100      X                                              X

Bristol Myers                     110122108        330,885       4,902      X                                              X
Squibb Co.

Carnival Corp. C1 A               143658102      1,527,938      35,125      X                                              X


COLUMN TOTALS                                   22,110,627     448,005

Cendant Corp.                     151313103      1,753,150      98,769      X                                              X

Chase Manhattan Corp.             16161A108      1,118,867      14,844      X                                              X

Chevron                           166751107      1,766,125      19,900      X                                              X

Cisco Systems                     17275R102     24,968,520     364,169      X                                              X

Citigroup Inc.                    172967101      2,274,536      51,694      X                                              X

Coca Cola                         191216100        547,589      11,349      X                                              X

Colgate Palmolive                 194162103        311,100       6,800      X                                              X

Computer Sciences                 205363104      3,529,853      50,202      X                                              X

Conseco, Inc.                     208464107      1,470,809      77,411      X                                              X

Conseco Financing                 20847D205        320,400      14,400      X                                              X
Trust V 8.7% Pfd

Constellation Energy              210371100        262,744       9,342      X                                              X
Group

Corning Glass Works               219350105        821,042      11,975      X                                              X

DeVRY Inc.                        251893103        286,200      14,310      X                                              X

Diamond Offshore                  25271C102      1,284,938      38,500      X                                              X



COLUMN TOTALS                                   40,715,873     783,665

Walt Disney Co.                   254687106      1,430,416      55,016      X                                              X

DuPont E 1                        263534109      3,112,725      51,450      X                                              X

Electronic Data Systems           285661104        845,102      15,964      X                                              X

Ericsson Tel ADR                  294821400      1,895,969      60,671      X                                              X

Exxon                             302290101        792,984      10,434      X                                              X

FelCor Lodging Trust              31430F101        699,563      39,975      X                                              X

GTE Corporation                   362320103        443,953       5,775      X                                              X

General Electric                  369604103     13,327,074     112,405      X                                              X

General Instrument                370121105        298,800       6,225      X                                              X

Health Care                        42191510        570,938      21,750      X                                              X
Properties

Hewlett-Packard Co.               428236103        213,263       2,900      X                                              X

Home Depot                        437076102        202,718       2,954      X                                              X

Honeywell Inc.                    438506107        244,889       2,200      X                                              X

Intel Corp.                       458140100      6,163,966      82,946      X                                              X




COLUMN TOTALS                                   30,242,359     470,115

Johnson & Johnson                 478160104        400,575       4,360      X                                              X

K Mart Corp.                      482584109        984,130      84,200      X                                              X

Kimberly Clark Corp.               49436810        342,875       6,500      X                                              X

LTC Properties                    502175102        546,284      51,415      X                                              X

Lear Corp.                        521865105      1,414,558      40,200      X                                              X

Eli Lilly & Co.                    53245710        754,209      11,750      X                                              X

Lowes Cos.                        548661107      2,218,954      45,517      X                                              X

Lucent Technologies               549463107        293,949       4,531      X                                              X

McDonalds Corp.                   580135101      2,453,054      56,718      X                                              X

Mediplex Cvt                      584945AB5        297,500     595,000      X                                              X
6.5%, 8/1/03

Meditrust Paired Shr              58501T306        290,301      34,153      X                                              X

Merck & Co.                       589331107      1,984,963      30,626      X                                              X

Mercury Interactive               589405109      2,808,491      43,500      X                                              X

Micros Systems Inc.               594901100        324,000       8,000      X                                              X

Microsoft Corp.                   594918104        258,557       2,855      X                                              X




COLUMN TOTALS                                   15,372,398    1,019,325

Mobil Corp.                       607059102      2,038,676        20,235    X                                              X

Motorola Inc.                     620076109      3,911,160        44,445    X                                              X

Mutual Risk Mgmt.                 628351108      1,103,382        90,072    X                                              X

Nationwide Health                 638620104        433,081        26,050    X                                              X
Properties Inc.

Nextel Communication              65332V103      1,329,135        19,600    X                                              X

Pepsico                           713448108        429,440        14,080    X                                              X

Pfizer Inc.                        71708110      1,335,268        37,220    X                                              X

Philip Morris Cos.                718154107      1,393,434        40,758    X                                              X

Proctor & Gamble                  742718109        465,844         4,969    X                                              X

Rite Aid                          767754104        660,952        47,850    X                                              X

SBC Communications                78387G103        421,729         8,259    X                                              X

Sara Lee Corporation               80311110        231,833         9,918    X                                              X

Schering-Plough Corp.             806605101      3,334,913        76,445    X                                              X

Schlumberger Ltd.                 806857108      1,892,197        30,366    X                                              X

Service Master Co.                81760N109      1,771,219       110,267    X                                              X




COLUMN TOTALS                                   20,752,263       580,534

Sonat, Inc.                       835415100        856,864        21,590    X                                              X

Southdown, Inc.                   841297104      2,724,755        50,930    X                                              X

Staples Inc.                      855030102      4,337,144       198,833    X                                              X

Superior Telecom Inc.             868365107        651,574        46,748    X                                              X

Sylvan Learning                   871399101      1,291,538        66,660    X                                              X
Systems

TVA 6.75%, 6/1/28                 880591300        256,456        11,090    X                                              X
Ser D Pfd P 6/03

Teva Pharm Inds ADR               881624209      1,838,940        36,550    X                                              X

Texaco, Inc.                      881694103        388,219         6,150    X                                              X

Thermo Electron Corp.             883556102        488,149        36,326    X                                              X

TOTAL Pina S.A.                   89151E109        936,710        14,750    X                                              X

UNUMPROVIDENT Corp.               903192102        986,909        33,525    X                                              X

Viacom Inc. Cl B                  925524308      1,884,350        44,600    X                                              X

Wachovia Corp.                    929771103        334,078         4,249    X                                              X

Wal-Mart                          931142103      4,499,412        94,599    X                                              X

Transocean Offshore               G90076103        231,219         7,550    X                                              X

Royal Caribbean                   V7780T103        434,250         9,650    X                                              X
Cruises

COLUMN TOTALS                                   22,139,566       683,800
                                                ----------       -------

REPORT TOTALS                                  151,333,086     3,985,444
                                               ===========     =========




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